Segment information	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Segment information

Note 1    Segment information

1.1    Segment revenue

(in millions of euros)	France	Spain	Europe
June 30, 2020
Revenue	9,024	2,503	2,729
Convergence services	2,268	1,020	357
Mobile services only	1,124	517	1,008
Fixed services only	1,986	238	308
IT & integration services	—	4	143
Wholesale	2,871	449	506
Equipment sales	458	263	348
Other revenue	318	12	58
External	8,694	2,486	2,693
Inter-operating segments	330	17	37
June 30, 2019
Revenue	8,874	2,624	2,789
Convergence services	2,153	1,049	293
Mobile services only	1,168	584	1,065
Fixed services only	2,054	254	326
IT & integration services	—	3	84
Wholesale	2,672	418	530
Equipment sales	578	316	401
Other revenue	249	—	90
External	8,543	2,602	2,748
Inter-operating segments	331	22	41

(1)	Including, in 2020, revenue of 2,511 million euros in France, 6 million euros in Spain, 820 million euros in other European countries and 523 million euros in other countries. Including, in 2019, revenue of 2,593 million euros in France, 5 million euros in Spain, 638 million euros in other European countries and 534 million euros in other countries.
(2)	Including revenue of 660 million euros in France in 2020 and 687 million euros in 2019.

(in millions of euros)	Africa &	Enterprise (1)	International	Eliminations	Total telecom	Orange Bank	Eliminations	Orange
	Middle-East		Carriers		activities		telecom	consolidated
			& Shared				activities /	financial
			Services (2)				bank	statements
June 30, 2020
Revenue	2,845	3,859	728	(918)	20,771	—	(1)	20,769
Convergence services	—	—	—	—	3,645	—	—	3,645
Mobile services only	2,164	327	—	(18)	5,122	—	0	5,122
Fixed services only	270	1,958	—	(86)	4,673	—	0	4,673
IT & integration services	11	1,475	—	(78)	1,556	—	(1)	1,555
Wholesale	342	21	530	(657)	4,062	—	—	4,062
Equipment sales	40	77	—	(2)	1,184	—	0	1,184
Other revenue	19	—	199	(77)	529	—	0	529
External	2,756	3,667	474	—	20,769	—	—	20,769
Inter-operating segments	89	192	255	(918)	1	—	(1)	—
June 30, 2019
Revenue	2,737	3,770	747	(966)	20,575	—	(2)	20,573
Convergence services	—	—	—	—	3,495	—	—	3,495
Mobile services only	2,042	367	—	(22)	5,204	—	—	5,204
Fixed services only	240	1,978	—	(88)	4,764	—	—	4,764
IT & integration services	6	1,318	—	(75)	1,336	—	(2)	1,334
Wholesale	391	18	542	(708)	3,863	—	—	3,863
Equipment sales	45	89	—	(1)	1,428	—	—	1,428
Other revenue	13	—	205	(72)	485	—	—	485
External	2,624	3,583	473	—	20,573	—	—	20,573
Inter-operating segments	113	187	274	(966)	2	—	(2)	—

1.2   Segment revenue to consolidated net income as of June 30, 2020

(in millions of euros)	France	Spain	Europe	Africa &
				Middle-East
Revenue	9,024	2,503	2,729	2,845
External purchases	(3,313)	(1,395)	(1,531)	(1,219)
Other operating income	641	63	72	24
Other operating expenses	(288)	(103)	(85)	(104)
Labor expenses	(1,900)	(141)	(315)	(252)
Operating taxes and levies	(735)	(63)	(53)	(264)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—
Restructuring costs	—	—	—	—
Depreciation and amortization of financed assets	(22)	—	—	—
Depreciation and amortization of right-of-use assets	(102)	(131)	(79)	(64)
Impairment of right-of-use assets	—	—	—	—
Interests on debts related to financed assets(2)	(1)	—	—	—
Interests on lease liabilities(2)	(4)	(6)	(8)	(32)
EBITDAaL	3,301	728	730	935
Significant litigations	(167)	—	—	—
Specific labour expenses	(26)	—	0	—
Fixed assets, investments and businesses portfolio review	23	22	4	0
Restructuring programs costs	(4)	0	(3)	(2)
Acquisition and integration costs	—	—	(2)	—
Depreciation and amortization of fixed assets	(1,575)	(528)	(563)	(508)
Reclassification of translation adjustment from liquidated entities	—	—	—	—
Impairment of fixed assets	0	0	1	0
Share of profits (losses) of associates and joint ventures	0	—	0	(1)
Elimination of interests on debts related to financed assets(2)	1	—	—	—
Elimination of interests on lease liabilities(2)	4	6	8	32
Operating Income	1,557	228	173	456
Cost of gross financial debt except financed assets	—	—	—	—
Interests on debts related to financed assets(2)	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—
Interests on lease liabilities(2)	—	—	—	—
Other net financial expenses	—	—	—	—
Finance costs, net	—	—	—	—
Income Tax	—	—	—	—
Consolidated net income	—	—	—	—

(1)	Orange Bank's net banking income is recognized in other operating income and amounts to 34 million euros as of June 30, 2020. The cost of risk is included in other operating expenses and amounts to (11) million euros as of June 30, 2020.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interest expenses on liabilities related to financed assets and interests expenses on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolided income statement.

(in millions of euros)	Enterprise	International	Elimination	Total	Orange	Eliminations	Total	Presentation	Orange
		Carriers &	telecom	telecom	Bank (1)	telecom		adjust-	consoli-
		Shared	activities	activities		activites /		ments(2)	dated financial
		Services				bank			statements
Revenue	3,859	728	(918)	20,771	—	(1)	20,769	—	20,769
External purchases	(1,977)	(970)	1,901	(8,504)	(54)	1	(8,557)	—	(8,557)
Other operating income	76	1,006	(1,644)	239	37	(5)	271	—	271
Other operating expenses	(328)	(17)	661	(265)	(15)	6	(274)	(174)	(448)
Labor expenses	(1,035)	(662)	—	(4,305)	(38)	—	(4,342)	(33)	(4,376)
Operating taxes and levies	(58)	(58)	—	(1,231)	(1)	—	(1,232)	—	(1,232)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	59	59
Restructuring costs	—	—	—	—	—	—	—	(13)	(13)
Depreciation and amortization of financed assets	—	—	—	(22)	—	—	(22)	—	(22)
Depreciation and amortization of right-of-use assets	(63)	(202)	—	(640)	(1)	—	(642)	—	(642)
Impairment of right-of-use assets	—	—	—	—	—	—	—	(6)	(6)
Interests on debts related to financed assets(2)	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(2)	(2)	(4)	—	(56)	0	—	(56)	56	n/a
EBITDAaL	471	(179)	—	5,986	(72)	1	5,914	(111)	n/a
Significant litigations	—	(2)	—	(169)	—	—	(169)	169	n/a
Specific labour expenses	(2)	1	—	(28)	0	—	(28)	28	n/a
Fixed assets, investments and businesses portfolio review	7	4	—	59	—	—	59	(59)	n/a
Restructuring programs costs	(3)	(6)	—	(17)	(2)	—	(19)	19	n/a
Acquisition and integration costs	(4)	(4)	—	(10)	—	—	(10)	10	n/a
Depreciation and amortization of fixed assets	(205)	(157)	—	(3,536)	(13)	—	(3,549)	—	(3,549)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	—	—	—	1	—	—	1	—	1
Share of profits (losses) of associates and joint ventures	1	(6)	—	(6)	—	—	(6)	—	(6)
Elimination of interests on debts related to financed assets(2)	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(2)	2	4	—	56	0	—	56	(56)	n/a
Operating Income	267	(345)	—	2,336	(87)	1	2,249	—	2,249
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	(569)
Interests on debts related to financed assets(2)	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	1
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	(115)
Interests on lease liabilities(2)	—	—	—	—	—	—	—	—	(56)
Other net financial expenses	—	—	—	—	—	—	—	—	(3)
Finance costs, net	—	—	—	—	—	—	—	—	(742)
Income Tax	—	—	—	—	—	—	—	—	(491)
Consolidated net income	—	—	—	—	—	—	—	—	1,016

1.3    Segment revenue to consolidated net income as of June 30, 2019

(in millions of euros)	France	Spain	Europe	Africa &
				Middle-East
Revenue	8,874	2,624	2,789	2,737
External purchases	(3,309)	(1,448)	(1,581)	(1,199)
Other operating income	686	99	70	23
Other operating expenses	(264)	(107)	(89)	(93)
Labor expenses	(1,930)	(135)	(344)	(249)
Operating taxes and levies	(684)	(86)	(59)	(253)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—
Restructuring costs	—	—	—	—
Depreciation and amortization of financed assets	(3)	—	—	—
Depreciation and amortization of right-of-use assets	(84)	(154)	(71)	(64)
Impairment of right-of-use assets	—	—	—	—
Interests on debts related to financed assets(2)	0	—	—	—
Interests on lease liabilities(2)	(5)	(6)	(7)	(34)
EBITDAaL	3,281	787	708	868
Significant litigations	—	—	—	—
Specific labour expenses	(31)	—	—	—
Fixed assets, investments and businesses portfolio review	—	—	11	5
Restructuring programs costs	(24)	(6)	(5)	(2)
Acquisition and integration costs	—	—	(1)	—
Depreciation and amortization of fixed assets	(1,582)	(533)	(550)	(471)
Reclassification of translation adjustment from liquidated entities	—	—	—	2
Impairment of fixed assets	—	—	—	(1)
Share of profits (losses) of associates and joint ventures	—	—	—	—
Elimination of interests on debts related to financed assets(2)	0	—	—	—
Elimination of interests on lease liabilities(2)	5	6	7	34
Operating Income	1,649	254	170	435
Cost of gross financial debt except financed assets	—	—	—	—
Interests on debts related to financed assets(2)	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—
Interests on lease liabilities(2)	—	—	—	—
Other net financial expenses	—	—	—	—
Effects resulting from BT sale	—	—	—	—
Finance costs, net	—	—	—	—
Income Tax	—	—	—	—
Consolidated net income	—	—	—	—

(1)	Orange Bank's net banking income is recognized in other operating income and amounts to 15 million euros as of June 30, 2019. The cost of risk is included in other operating expenses and amounts to (4) million euros as of June 30, 2019.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interest expenses on liabilities related to financed assets and interests expenses on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolided income statement.

(in millions of euros)	Enterprise	International	Elimination	Total	Orange	Eliminations	Total	Presentation	Orange
		Carriers &	telecom	telecom	Bank(1)	telecom		adjust-	consolidated
		Shared	activities	activities		activities /		ments (2)	financial
		Services				bank			statements
Revenue	3,770	747	(966)	20,575	—	(2)	20,573	—	20,573
External purchases	(1,896)	(1,043)	1,958	(8,518)	(47)	3	(8,562)	—	(8,562)
Other operating income	78	1,034	(1,659)	331	17	(7)	341	—	341
Other operating expenses	(311)	5	667	(192)	(10)	7	(195)	(6)	(201)
Labor expenses	(964)	(662)	—	(4,284)	(36)	—	(4,320)	(114)	(4,434)
Operating taxes and levies	(63)	(62)	—	(1,207)	—	—	(1,207)	—	(1,207)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	68	68
Restructuring costs	—	—	—	—	—	—	—	(52)	(52)
Depreciation and amortization of financed assets	—	—	—	(3)	—	—	(3)	—	(3)
Depreciation and amortization of right-of-use assets	(47)	(187)	—	(607)	(2)	—	(609)	—	(609)
Impairment of right-of-use assets	—	—	—	—	—	—	—	(24)	(24)
Interests on debts related to financed assets(2)	—	—	—	0	—	—	0	0	n/a
Interests on lease liabilities(2)	(2)	(6)	-	(60)	-	-	(60)	60	n/a
EBITDAaL	565	(174)	—	6,035	(78)	1	5,958	(68)	n/a
Significant litigations	—	(65)	—	(65)	—	—	(65)	65	n/a
Specific labour expenses	(1)	(14)	—	(46)	—	—	(46)	46	n/a
Fixed assets, investments and businesses portfolio review	—	52	—	68	—	—	68	(68)	n/a
Restructuring programs costs	(10)	(28)	—	(75)	—	—	(75)	75	n/a
Acquisition and integration costs	(4)	(5)	—	(10)	—	—	(10)	10	n/a
Depreciation and amortization of fixed assets	(195)	(159)	—	(3,490)	(10)	—	(3,500)	—	(3,500)
Reclassification of translation adjustment from liquidated entities	—	—	—	2	—	—	2	—	2
Impairment of fixed assets	1	—	—	0	—	—	0	—	0
Share of profits (losses) of associates and joint ventures	2	(6)	—	(4)	—	—	(4)	—	(4)
Elimination of interests on debts related to financed assets(2)	—	—	—	0	—	—	0	0	n/a
Elimination of interests on lease liabilities(2)	2	6	—	60	—	—	60	(60)	n/a
Operating income	360	(393)	—	2,475	(88)	1	2,388	—	2,388
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	(575)
Interests on debts related to financed assets(2)	—	—	—	—	—	—	—	—	0
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	4
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	(2)
Interests on lease liabilities(2)	—	—	—	—	—	—	—	—	(60)
Other net financial expenses	—	—	—	—	—	—	—	—	14
Effects resulting from BT sale	—	—	—	—	—	—	—	—	(119)
Finance costs, net	—	—	—	—	—	—	—	—	(738)
Income Tax	—	—	—	—	—	—	—	—	(513)
Consolidated net income	—	—	—	—	—	—	—	—	1,137

1.4    Segment investments

(in millions of euros)	France	Spain	Europe

June 30, 2020
eCapex	1,635	392	369
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95	75	7
Telecommunications licenses	—	3	30
Financed assets	117	—	—
Total investments(3)	1,847	470	405

June 30, 2019
eCapex	1,862	529	407
Elimination of proceeds from sales of property, plant and equipment and intangible assets	47	—	17
Telecommunications licenses	—	297	—
Financed assets	66	—	—
Total investments (4)	1,975	826	424

(1)	Including investments in tangible and intangible assets in France for 110 million euros in 2020 and 132 million euros in 2019.
(2)	Including investments in tangible and intangible assets in France for 126 million euros in 2020 and 138 million euros in 2019.
(3)	Including 944 million euros for other intangible assets and 2,569 million euros for tangible assets.
(4)	Including 1,338 milliion euros for other intangible assets and 2,878 million euros for tangible assets.

(in millions of euros)	Africa &	Enterprise (1)	International	Total	Orange	Orange
	Middle-East		Carriers	telecom	Bank	consolidated
			& Shared	activities		financial
			Services (2)			statements

June 30, 2020
eCapex	449	174	123	3,142	14	3,156
Elimination of proceeds from sales of property, plant and equipment and intangible assets	2	13	6	197	—	197
Telecommunications licenses	9	—	—	42	—	42
Financed assets	—	—	—	117	—	117
Total investments(3)	460	187	129	3,499	14	3,513

June 30, 2019
eCapex	418	197	80	3,493	16	3,509
Elimination of proceeds from sales of property, plant and equipment and intangible assets	7	1	59	131	—	131
Telecommunications licenses	213	—	—	510	—	510
Financed assets	—	—	—	66	—	66
Total investments (4)	638	198	139	4,200	16	4,216

1.5    Segment assets

(in millions of euros)	France	Spain	Europe

June 30, 2020
Goodwill	14,364	6,872	2,645
Other intangible assets	3,999	1,897	1,837
Property, plant and equipment	15,454	3,667	3,938
Right-of-use assets	1,364	1,027	916
Interests in associates and joint ventures	4	—	5
Non-current assets included in the calculation of net financial debt	—	—	—
Other	9	17	27
Total non-current assets	35,193	13,479	9,368
Inventories	413	60	148
Trade receivables	2,189	617	1,075
Other customer contract assets	366	135	350
Prepaid expenses	57	349	63
Current assets included in the calculation of net financial debt	—	—	—
Other	706	39	88
Total current assets	3,731	1,201	1,724
Total assets	38,924	14,680	11,093
December 31, 2019
Goodwill	14,364	6,872	2,665
Other intangible assets	3,968	1,961	1,941
Property, plant and equipment	15,308	3,673	4,109
Right-of-use assets	1,174	1,123	930
Interests in associates and joint ventures	3	—	5
Non-current assets included in the calculation of net financial debt	—	—	—
Other	10	17	22
Total non-current assets	34,827	13,645	9,673
Inventories	463	61	149
Trade receivables	1,477	667	1,210
Other customer contract assets	432	150	380
Prepaid expenses	41	401	43
Current assets included in the calculation of net financial debt	—	—	—
Other	699	62	74
Total current assets	3,113	1,341	1,855
Total assets	37,940	14,986	11,529

(1)	Including tangible and intangible assets for 586 million euros in France in 2020 and 642 million euros in 2019.
(2)	Including tangible and intangible assets for 1,751 million euros in France in 2020 and 1,736 million euros in 2019. Intangible assets also include the Orange brand for 3,133 million euros.
(3)	Including 1,380 million euros of non-current financial assets related to Orange Bank activities in 2020 and 1,259 million euros in 2019 (see Note 11.1.1).
(4)	Including 1,981 million euros of current financial assets related to Orange Bank activities in 2020 and 3,098 million euros in 2019 (see Note 11.1.1).

(in millions of euros)	Africa &	Enterprise (1)	International	Eliminations	Total	Orange		Eliminations	Orange
	Middle-East		Carriers	telecom	telecom	Bank		telecom	consolidated
			& Shared	activities	activities			activities /	financial
			Services (2)	and				bank	statements
				unallocated
				items

June 30, 2020
Goodwill	1,474	2,217	18	—	27,589	—		—	27,589
Other intangible assets	2,167	669	3,775	—	14,344	89		—	14,434
Property, plant and equipment	3,697	500	1,138	—	28,393	4		—	28,398
Right-of-use assets	870	326	1,663	—	6,165	32		—	6,197
Interests in associates and joint ventures	74	1	18	0	103	—		—	103
Non-current assets included in the calculation of net financial debt	—	—	—	1,027	1,027	—		—	1,027
Other	23	30	20	2,014	2,140	1,390	(3)	(27)	3,502
Total non-current assets	8,304	3,743	6,632	3,042	79,761	1,516		(27)	81,250
Inventories	81	58	107	—	866	—		—	866
Trade receivables	783	1,092	1,064	(888)	5,933	7		(40)	5,899
Other customer contract assets	9	327	0	—	1,189	—		—	1,189
Prepaid expenses	211	98	118	(16)	880	7		0	887
Current assets included in the calculation of net financial debt	—	—	—	10,409	10,409	—		—	10,409
Other	1,025	197	416	86	2,557	2,389	(4)	(18)	4,929
Total current assets	2,109	1,772	1,706	9,590	21,834	2,403		(58)	24,178
Total assets	10,413	5,515	8,338	12,632	101,595	3,919		(86)	105,428
December 31, 2019
Goodwill	1,481	2,245	18	—	27,644	—		—	27,644
Other intangible assets	2,318	695	3,766	—	14,649	88		—	14,737
Property, plant and equipment	3,674	526	1,128	—	28,418	5		—	28,423
Right-of-use assets	881	314	1,815	—	6,237	26		—	6,263
Interests in associates and joint ventures	84	1	10	0	103	—		—	103
Non-current assets included in the calculation of net financial debt	—	—	—	685	685	—		—	685
Other	22	25	19	2,104	2,219	1,268	(3)	(27)	3,460
Total non-current assets	8,461	3,805	6,757	2,789	79,956	1,387		(27)	81,316
Inventories	76	60	96	—	906	—		—	906
Trade receivables	720	1,067	974	(771)	5,343	1		(24)	5,320
Other customer contract assets	11	237	—	—	1,209	—		—	1,209
Prepaid expenses	87	143	26	(16)	725	5		0	730
Current assets included in the calculation of net financial debt	—	—	—	10,820	10,820	—		—	10,820
Other	968	216	330	145	2,494	3,511	(4)	(3)	6,002
Total current assets	1,862	1,723	1,426	10,178	21,498	3,517		(28)	24,987
Total assets	10,323	5,527	8,182	12,967	101,454	4,904		(55)	106,303

1.6    Segment equity and liabilities

(in millions of euros)	France	Spain	Europe

June 30, 2020
Equity	—	—	—
Non-current lease liabilities	1,106	890	819
Fixed assets payables	44	345	247
Non-current employee benefits	1,297	8	18
Non-current liabilities included in the calculation of net financial debt	—	—	—
Other	552	78	298
Total non-current liabilities	2,999	1,321	1,381
Current lease liabilities	203	274	124
Fixed assets payables	1,070	491	290
Trade payables	2,608	844	840
Customer contracts liabilities	963	91	316
Current employee benefits	1,108	31	133
Deferred income	2	—	4
Current liabilities included in the calculation of net financial debt	—	—	—
Other	1,273	168	277
Total current liabilities	7,228	1,899	1,983
Total equity and liabilities	10,227	3,219	3,365
December 31, 2019
Equity	—	—	—
Non-current lease liabilities	961	945	788
Fixed assets payables	35	366	251
Non-current employee benefits	1,461	17	34
Non-current liabilities included in the calculation of net financial debt	—	—	—
Other	574	80	301
Total non-current liabilities	3,030	1,409	1,373
Current lease liabilities	170	284	166
Fixed assets payables	1,144	563	407
Trade payables	2,682	1,051	935
Customer contracts liabilities	1,015	98	335
Current employee benefits	1,224	33	110
Deferred income	2	—	6
Current liabilities included in the calculation of net financial debt	—	—	—
Other	781	178	268
Total current liabilities	7,017	2,207	2,226
Total equity and liabilities	10,047	3,616	3,599

(1)	Including in 2020, 105 million euros of non-current liabilities and 101 million euros in 2019 (see Note 11.1).
(2)	Including in 2020, 3,235 million euros of current liabilities related to Orange Bank activities and 4,280 million euros in 2019 (see Note 11.1).

(in millions of euros)	Africa &	Enterprise	International	Eliminations	Total	Orange		Eliminations	Orange
	Middle-East		Carriers	telecom	telecom	Bank		telecom	consolidated
			& Shared	activities	activities			activities /	financial
			Services	and				bank	statements
				unallocated
				items

June 30, 2020
Equity	—	—	—	34,764	34,764	(104)		—	34,660
Non-current lease liabilities	820	259	1,358	—	5,252	38		—	5,290
Fixed assets payables	162	—	—	—	798	—		—	798
Non-current employee benefits	71	290	705	—	2,388	9		—	2,398
Non-current liabilities included in the calculation of net financial debt	—	—	—	33,339	33,339	—		—	33,339
Other	57	43	57	923	2,007	114	(1)	(27)	2,094
Total non-current liabilities	1,110	592	2,119	34,261	43,784	162		(27)	43,918
Current lease liabilities	90	77	467	—	1,233	—		—	1,233
Fixed assets payables	464	73	85	(1)	2,472	—		—	2,472
Trade payables	1,258	735	882	(888)	6,279	159		(40)	6,397
Customer contracts liabilities	130	426	117	(16)	2,027	—		0	2,026
Current employee benefits	80	385	372	—	2,109	6		—	2,115
Deferred income	36	1	7	0	50	—		—	50
Current liabilities included in the calculation of net financial debt	—	—	—	4,547	4,547	—		(4)	4,543
Other	1,276	225	907	204	4,331	3,697	(2)	(14)	8,013
Total current liabilities	3,334	1,922	2,837	3,846	23,047	3,861		(58)	26,850
Total equity and liabilities	4,444	2,514	4,956	72,871	101,595	3,919		(86)	105,428
December 31, 2019
Equity	—	—	—	34,432	34,432	(16)		—	34,416
Non-current lease liabilities	785	227	1,490	—	5,196	29		—	5,225
Fixed assets payables	166	—	—	—	817	—		—	817
Non-current employee benefits	68	264	702	—	2,544	9		—	2,554
Non-current liabilities included in the calculation of net financial debt	—	—	—	33,562	33,562	—		—	33,562
Other	55	39	55	849	1,954	109	(1)	(27)	2,035
Total non-current liabilities	1,074	530	2,247	34,411	44,073	147		(27)	44,192
Current lease liabilities	124	97	422	—	1,263	4		—	1,267
Fixed assets payables	529	72	135	(1)	2,848	—		—	2,848
Trade payables	1,136	784	763	(771)	6,581	125		(24)	6,682
Customer contracts liabilities	123	412	126	(15)	2,094	—		0	2,093
Current employee benefits	71	407	411	—	2,254	6		—	2,261
Deferred income	36	1	7	0	51	—		—	51
Current liabilities included in the calculation of net financial debt	—	—	—	3,950	3,950	—		(3)	3,947
Other	1,211	283	846	341	3,908	4,638	(2)	0	8,545
Total current liabilities	3,231	2,055	2,710	3,503	22,950	4,773		(28)	27,695
Total equity and liabilities	4,305	2,586	4,957	72,346	101,454	4,904		(55)	106,303

1.7    Simplified statement of cash flows on telecommunication and banking activities

(in millions of euros)	June 30, 2020
	Telecom		Orange Bank	Eliminations	Orange
	activities			telecom	consoli-
				activities /	dated financial
				Orange Bank	statement
Operating activities
Consolidated net income	1,103		(87)	—	1,016
Non-monetary items and reclassified items for presentation	6,309		33	1	6,343
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	24		—	—	24
Decrease (increase) in trade receivables, gross	(704)		(4)	9	(699)
Increase (decrease) in trade payables	(267)		28	(9)	(248)
Changes in other customer contract assets and liabilities	41		—	—	41
Changes in other assets and liabilities	(111)		(20)	—	(131)
Other net cash out
Operating taxes and levies paid	(873)		2	—	(871)
Dividends received	3		—	—	3
Interest paid and interest rates effects on derivatives, net	(623)	(1)	1	(1)	(624)
Income tax paid	(527)		0	—	(527)
Net cash provided by operating activities (a)	4,375	(2)	(49)	—	4,326

Investing activities
Purchases and sales of property, plant and equipment and intangible assets(3)
Purchases of property, plant and equipment and intangible assets	(3,382)		(14)	—	(3,395)
Increase (decrease) in fixed assets payables	(441)		—	—	(441)
Investing donations received in advance	7		—	—	7
Sales of property, plant and equipment and intangible assets	201		—	—	201
Cash paid for investment securities, net of cash acquired	0		—	—	0
Investments in associates and joint ventures	(2)		—	—	(2)
Purchases of equity securities measured at fair value	(29)		—	—	(29)
Proceeds from sales of investment securities, net of cash transferred	15		—	—	15
Decrease (increase) in securities and other financial assets	351		(49)	0	301
Net cash used in investing activities (b)	(3,280)		(63)	0	(3,344)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,028		—	—	2,028
Medium and long-term debt redemptions and repayments	(1,575)	(4)	—	—	(1,575)
Increase (decrease) of bank overdrafts and short-term borrowings	(211)	(5)	(8)	0	(219)
Decrease (increase) of cash collateral deposits	133		(1)	—	132
Exchange rates effects on derivatives, net	72		—	—	72
Other cash flows
Lease liabilities repayments	(633)		(2)	—	(634)
Coupon on subordinated notes	(186)		—	—	(186)
Proceeds (purchases) from treasury shares	0		—	—	0
Capital increase (decrease) - non-controlling interests(6)	(88)		89	—	1
Changes in ownership interests with no gain / loss of control	(2)		—	—	(2)
Dividends paid to owners of the parent company	(532)		—	—	(532)
Dividends paid to non-controlling interests	(164)		—	—	(164)
Net cash used in financing activities (c)	(1,158)		78	0	(1,080)

Cash and cash equivalents in the opening balance	6,112		369	—	6,481
Cash change in cash and cash equivalents (a) + (b) + (c)	(62)		(35)	—	(98)
Non-cash change in cash and cash equivalents	(19)		—	—	(19)
Cash and cash equivalents in the closing balance	6,031		333	—	6,364

(in millions of euros)	June 30, 2019
	Telecom		Orange Bank	Eliminations	Orange
	activities			telecom	consoli-
				activities /	dated financial
				Orange Bank	statement
Operating activities
Consolidated net income	1,224		(87)	—	1,137
Non-monetary items and reclassified items for presentation	6,267		41	—	6,308
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	18		—	—	18
Decrease (increase) in trade receivables, gross	(210)		(2)	(7)	(219)
Increase (decrease) in trade payables	(226)		(20)	7	(239)
Changes in other customer contract assets and liabilities	(22)		—	—	(22)
Changes in other assets and liabilities	(134)		(334)	—	(468)
Other net cash out
Operating taxes and levies paid	(986)		—	—	(986)
Dividends received	14		—	—	14
Interest paid and interest rates effects on derivatives, net	(764)	(1)	—	—	(764)
Income tax paid	(640)		—	—	(640)
Net cash provided by operating activities (a)	4,541	(2)	(402)	—	4,139
Investing activities
Purchases and sales of property, plant and equipment and intangible assets(3)
Purchases of property, plant and equipment and intangible assets	(4,134)		(16)	—	(4,150)
Increase (decrease) in fixed assets payables	7		—	—	7
Investing donations received in advance	—		—	—	—
Sales of property, plant and equipment and intangible assets	151		—	—	151
Cash paid for investment securities, net of cash acquired	(126)		—	—	(126)
Purchases of equity securities measured at fair value	(25)		—	—	(25)
Proceeds from sales of investment securities, net of cash transferred	2		—	—	2
Decrease (increase) in securities and other financial assets	(28)		9	2	(17)
Net cash used in investing activities (b)	(4,153)		(7)	2	(4,158)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	4,884		—	—	4,884
Medium and long-term debt redemptions and repayments	(1,520)		—	—	(1,520)
Lease liabilities repayments	(676)		(2)	—	(678)
Increase (decrease) of bank overdrafts and short-term borrowings	(730)		9	(2)	(723)
Decrease (increase) of cash collateral deposits	(125)		(25)	—	(150)
Exchange rates effects on derivatives, net	64		—	—	64
Other cash flows
Coupon and other fees on subordinated notes issuance	(267)		—	—	(267)
Proceeds (purchases) from treasury shares	(1)		—	—	(1)
Capital increase (decrease) - non-controlling interests(6)	(59)		100	—	41
Changes in ownership interests with no gain / loss of control	(3)		—	—	(3)
Dividends paid to owners of the parent company	(1,061)		—	—	(1,061)
Dividends paid to non-controlling interests	(243)		—	—	(243)
Net cash used in financing activities (c)	263		82	(2)	343
Cash and cash equivalents in the opening balance	5,081		553	—	5,634
Cash change in cash and cash equivalents (a) + (b) + (c)	651		(327)	—	324
Non-cash change in cash and cash equivalents	2		—	—	2
Cash and cash equivalents in the closing balance	5,734		226	—	5,960

(1)	Including (62) million euros as of June 30, 2020 and (46) million euros as of June 30, 2019 of interests paid on lease liabilities.
(2)	Including significant litigations paid and received for (18) million euros as of June 30, 2020 and 23 million euros as of June 30, 2019.
(3)	Including telecommunication licenses paid for (134) million euros as of June 30, 2020 and (230) million euros as of June 30, 2019.
(4)	Including repayments of debts relating to financed assets for (24) million euros as of June 30, 2020 and (5) million euros as of June 30, 2019.
(5)	Including redemption of subordinated notes reclassified as short-term borrowings of (500) million euros as of June 30, 2020.
(6)	Including 89 million euros as of June 30, 2020 and 65 million euros as of June 30, 2019 of Orange Bank share capital invested by Orange.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

	June 30, 2020	June 30, 2019
Net cash provided by operating activities (telecom activities)	4,375	4,541
Purchases and sales of property, plant and equipment and intangible assets	(3,615)	(3,976)
Lease liabilities repayments	(633)	(676)
Debts relating to financed assets repayments	(24)	(5)
Elimination of telecommunication licenses paid	134	230
Elimination of significant litigation paid (and received)	18	(23)
Organic cash flow from telecom activities	255	92

1.8    Definition of operating segments

Following Executive Committer new organization that will be effective from September 1, 2020, the presentation of segment information could be modify in the second half of 2020.